SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 98.32%
Australia — 0.11%
$143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	$108,953
212,474	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	208,437
		317,390
Bermuda — 0.59%
1,655,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	1,748,698

Brazil — 0.58%
1,874,000	Movida Europe SA, 5.25%, 2/8/31(a)	1,740,478

Canada — 3.90%
3,009,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	3,142,336
1,116,000	Bombardier, Inc., 6.00%, 2/15/28(a)	1,118,921
548,000	Bombardier, Inc., 7.50%, 3/15/25(a)	558,851
1,548,000	Bombardier, Inc., 7.88%, 4/15/27(a)	1,607,356
1,779,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	1,828,923
1,215,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(a)	1,154,696
636,000	New Gold, Inc., 7.50%, 7/15/27(a)	676,539
1,537,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	1,524,376
		11,611,998
Cayman Islands — 0.98%
3,026,674	Global Aircraft Leasing Co. Ltd., PIK, 6.50%, 9/15/24(a)	2,911,676

France — 2.23%
1,150,000	Altice France SA, 5.13%, 7/15/29(a)	1,121,457
3,530,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	3,608,469
1,236,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	1,300,383
590,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	619,223
		6,649,532
Germany — 1.37%
500,000(d)	ADLER Group SA, 2.25%, 4/27/27(e)	476,604
400,000(d)	ADLER Group SA, 2.25%, 1/14/29(e)	376,730
1,383,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	1,399,091
1,000,000	Commerzbank AG, 7.00%, (e),(f),(g)	1,074,959
705,000	TK Elevator Holdco GmbH, 7.63%, 7/15/28(a)	756,152
		4,083,536
India — 0.46%
1,314,000	CA Magnum Holdings, 5.38%, 10/31/26(a)	1,360,072

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value

Italy — 2.09%
949,000(d)	Banca Monte dei Paschi di Siena SpA, 8.50%, 9/10/30(e),(f)	$917,020
$1,329,000	F-Brasile SpA / F-Brasile US LLC, Series XR, 7.38%, 8/15/26(a)	1,327,007
1,300,000	Intesa Sanpaolo SpA, 7.70%, (a),(f),(g)	1,453,990
583,000	Telecom Italia Capital SA, 6.38%, 11/15/33	628,661
1,500,000	UniCredit SpA, 5.46%, 6/30/35(a),(f)	1,631,450
220,000	UniCredit SpA, 7.30%, 4/2/34(a),(f)	263,174
		6,221,302
Korea — 0.22%
650,000	Clark Equipment Co., 5.88%, 6/1/25(a)	674,446

Luxembourg — 1.13%
673,000	Altice Financing SA, 5.00%, 1/15/28(a)	653,048
978,000	Altice Financing SA, 5.75%, 8/15/29(a)	967,604
1,612,000	Altice France Holding SA, 10.50%, 5/15/27(a)	1,735,116
		3,355,768
Mexico — 0.58%
1,500,000	Banco Mercantil del Norte SA, 8.38%, (e),(f),(g)	1,730,562

Netherlands — 0.35%
1,000,000	UPC Holding BV, 5.50%, 1/15/28(a)	1,042,225

United Arab Emirates — 0.69%
1,992,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	2,051,449

United Kingdom — 0.93%
770,000(h)	Constellation Automotive Financing Plc, 4.88%, 7/15/27(a)	1,021,545
1,280,000(h)	Stonegate Pub Co. Financing 2019 Plc, 8.25%, 7/31/25(e)	1,758,217
		2,779,762
United States — 82.11%
694,000	180 Medical, Inc., 3.88%, 10/15/29(a)	702,740
3,169,000	Adient US LLC, 9.00%, 4/15/25(a)	3,376,490
2,849,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,826,697
3,017,000	Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	2,945,652
1,050,000	Aircastle Ltd., 5.25%, (a),(f),(g)	1,072,925
715,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(a)	715,702
1,482,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	1,582,762
1,262,000	Allegheny Technologies, Inc., 4.88%, 10/1/29	1,260,842
2,650,000	Alliance Data Systems Corp., 7.00%, 1/15/26(a)	2,781,191
2,480,000	Allison Transmission, Inc., 5.88%, 6/1/29(a)	2,704,937

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,619,000	AMC Networks, Inc., 4.25%, 2/15/29	$1,612,042
727,000	APi Escrow Corp., 4.75%, 10/15/29(a)	738,834
828,000	APi Group DE, Inc., 4.13%, 7/15/29(a)	836,679
400,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 4/30/25(a)	414,212
1,709,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	1,747,279
1,512,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32(a)	1,562,093
1,500,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 4/1/30(a)	1,488,949
1,300,000	Ball Corp., 3.13%, 9/15/31	1,285,857
1,000,000	Ball Corp., 4.00%, 11/15/23	1,044,907
1,646,000	Bausch Health Cos., Inc., 6.25%, 2/15/29(a)	1,566,794
1,480,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	1,469,258
1,762,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	1,850,237
2,000,000	Boyd Gaming Corp., 8.63%, 6/1/25(a)	2,141,550
760,000	Boyne USA, Inc., 4.75%, 5/15/29(a)	786,974
2,457,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	2,552,877
1,279,000	Builders FirstSource, Inc., 4.25%, 2/1/32(a)	1,330,444
1,000,000	Builders FirstSource, Inc., 5.00%, 3/1/30(a)	1,070,835
1,058,000	Builders FirstSource, Inc., 6.75%, 6/1/27(a)	1,116,254
1,019,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	988,934
1,216,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	1,199,820
1,237,000	Caesars Entertainment, Inc., 4.63%, 10/15/29(a)	1,244,028
516,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	541,988
662,000	Caesars Entertainment, Inc., 8.13%, 7/1/27(a)	732,795
525,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(a)	548,745
3,229,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	3,232,062
937,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(a)	956,415
768,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	800,464
1,768,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	1,837,521
1,799,000	Central Garden & Pet Co., 4.13%, 4/30/31(a)	1,809,808
1,533,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	1,608,586
1,445,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(a)	1,532,677
1,655,000	Clearway Energy Operating LLC, 3.75%, 2/15/31(a)	1,654,732
1,457,000	Constellium SE, 3.75%, 4/15/29(a)	1,428,618
3,001,000	Coty, Inc., 5.00%, 4/15/26(a)	3,092,666
2,455,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	2,561,718
689,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	651,556
643,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	642,911
1,500,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	1,611,727
1,458,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28(a)	1,494,717
2,731,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	2,843,417

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,313,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 8/15/27(a)	$1,342,769
1,300,000	DISH DBS Corp., 5.00%, 3/15/23	1,332,064
835,000	DISH DBS Corp., 5.25%, 12/1/26(a)	847,823
1,153,000	DISH DBS Corp., 5.75%, 12/1/28(a)	1,165,802
1,825,000	Domtar Corp., 6.75%, 10/1/28(a)	1,877,074
790,000	Encompass Health Corp., 4.50%, 2/1/28	813,563
1,609,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	1,562,447
1,130,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	1,092,878
1,868,000	Foot Locker, Inc., 4.00%, 10/1/29(a)	1,870,266
1,975,000	Ford Motor Co., 9.00%, 4/22/25	2,414,321
1,619,000	Ford Motor Credit Co. LLC, 4.13%, 8/17/27	1,747,769
636,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	692,905
2,450,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	2,458,341
762,000	Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(a)	776,095
1,687,000	Foundation Building Materials, Inc., 6.00%, 3/1/29(a)	1,654,492
1,146,750	Freedom Mortgage Corp., 6.63%, 1/15/27(a)	1,124,483
882,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	872,337
1,430,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	1,413,129
2,704,000	G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	2,875,765
697,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	729,421
1,548,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	1,608,508
2,721,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	2,898,295
2,486,000	GrafTech Finance, Inc., 4.63%, 12/15/28(a)	2,526,332
1,000,000	Gray Television, Inc., 5.88%, 7/15/26(a)	1,033,889
2,230,000	Gray Television, Inc., 7.00%, 5/15/27(a)	2,384,197
1,034,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29(a)	1,070,286
1,599,000	Griffon Corp., 5.75%, 3/1/28	1,663,239
2,450,000	HCA, Inc., 5.88%, 5/1/23	2,593,885
1,500,000	Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25(a)	1,559,622
1,915,000	International Game Technology Plc, 4.13%, 4/15/26(a)	1,971,561
2,886,000	IRB Holding Corp., 7.00%, 6/15/25(a)	3,052,939
2,352,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	2,324,433
1,910,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	1,959,288
1,000,000	KB Home, 7.63%, 5/15/23	1,054,075
1,351,000	Kontoor Brands, Inc., 4.13%, 11/15/29(a)	1,352,322
1,233,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25(a)	1,274,979
1,013,000	LABL, Inc., 5.88%, 11/1/28(a)	1,043,875
1,438,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	1,432,441
2,045,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	2,166,064
1,400,000	Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	1,415,900
1,053,000	Lithia Motors, Inc., 4.38%, 1/15/31(a)	1,124,412
1,800,000	Lumen Technologies, Inc., Series W, 6.75%, 12/1/23	1,942,354
2,500,000	Matthews International Corp., 5.25%, 12/1/25(a)	2,563,742
1,375,000	Meritor, Inc., 4.50%, 12/15/28(a)	1,382,280
2,997,000	Metis Merger Sub LLC, 6.50%, 5/15/29(a)	2,936,545

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$946,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25(a)	$1,010,514
2,250,000	MGM Resorts International, 6.00%, 3/15/23	2,363,412
1,632,000	Michaels Cos., Inc. (The), 5.25%, 5/1/28(a)	1,629,899
1,543,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29(a)	1,521,206
1,367,000	Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29(a)	1,362,159
1,288,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(a)	1,308,140
729,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(a)	749,820
851,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	885,798
1,300,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	1,344,332
3,000,000	Netflix, Inc., 5.88%, 2/15/25	3,367,020
1,862,000	Nexstar Media, Inc., 5.63%, 7/15/27(a)	1,957,563
1,735,000	NuStar Logistics LP, 5.75%, 10/1/25	1,865,344
1,286,000	OT Merger Corp., 7.88%, 10/15/29(a)	1,248,850
1,827,000	Pike Corp., 5.50%, 9/1/28(a)	1,833,072
1,522,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	1,573,818
726,000	Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(a)	729,497
1,696,000	Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/28(a)	1,746,893
2,604,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	2,760,340
578,000	Realogy Group LLC / Realogy Co-Issuer Corp., 7.63%, 6/15/25(a)	614,076
1,715,000	Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	1,859,688
2,766,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	2,918,621
1,222,000	Resolute Forest Products, Inc., 4.88%, 3/1/26(a)	1,242,484
3,000,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(a)	3,064,762
1,351,000	SBA Communications Corp., 3.13%, 2/1/29(a)	1,300,078
691,000	Scientific Games International, Inc., 5.00%, 10/15/25(a)	711,120
1,111,000	Scientific Games International, Inc., 7.00%, 5/15/28(a)	1,189,431
407,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	428,997
1,832,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	1,733,349
1,522,000	Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	1,545,324
2,010,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	2,023,691
1,377,000	Southwestern Energy Co., 5.38%, 3/15/30	1,477,558
3,071,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	3,217,660
300,000	Sprint Capital Corp., 8.75%, 3/15/32	451,181
3,000,000	Sprint Communications, Inc., 6.00%, 11/15/22	3,118,153
1,728,000	SRM Escrow Issuer LLC, 6.00%, 11/1/28(a)	1,844,469
1,940,000	SRS Distribution, Inc., 6.00%, 12/1/29(a)	1,951,635
1,300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(a)	1,318,434
1,817,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	1,851,444
1,620,000	Sylvamo Corp., 7.00%, 9/1/29(a)	1,698,159
625,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31	678,997
1,581,000	TEGNA, Inc., 5.00%, 9/15/29	1,621,359
2,039,000	Tenet Healthcare Corp., 6.13%, 10/1/28(a)	2,154,443

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,200,000	Tenet Healthcare Corp., 6.25%, 2/1/27(a)	$1,242,190
2,419,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)	2,615,417
1,578,000	TransDigm, Inc., 5.50%, 11/15/27	1,626,072
542,000	TransDigm, Inc., 6.25%, 3/15/26(a)	563,244
942,000	Triumph Group, Inc., 6.25%, 9/15/24(a)	947,192
1,930,000	Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(a)	1,954,259
1,353,000	Unifrax Escrow Issuer Corp., 7.50%, 9/30/29(a)	1,373,555
1,371,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	1,475,971
1,300,000	Univision Communications, Inc., 9.50%, 5/1/25(a)	1,393,801
773,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29(a)	804,339
773,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	824,796
1,466,000	Victoria’s Secret & Co., 4.63%, 7/15/29(a)	1,495,908
521,000	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a)	488,208
500,000	Western Midstream Operating LP, 5.45%, 4/1/44	597,655
1,261,000	White Cap Buyer LLC, 6.88%, 10/15/28(a)	1,320,020
1,250,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	1,279,862
2,550,000	Yum! Brands, Inc., 7.75%, 4/1/25(a)	2,688,704
		244,565,108
Total Corporate Bonds		292,844,002
(Cost $289,870,190)

Shares
Common Stocks — 0.06%
Australia — 0.01%
70,137	Quintis Ltd.*,(b),(c)	8,416

United Kingdom — 0.00%
12,023	AVTCAP WARR*	3,304

United States — 0.05%
1,445	Voyager Aviation Holdings LLC*	151,725
241	Voyager Aviation Holdings LLC*,(b),(c)	0
12,785	W R Grace & Co.*,(b),(c)	1,125
		152,850
Total Common Stocks		164,570
(Cost $2)
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	0

Total Rights/Warrants		0
(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Investment Company — 5.43%
16,188,231	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	$16,188,231
Total Investment Company		16,188,231
(Cost $16,188,231)
Total Investments		$309,196,803
(Cost $306,058,423) — 103.81%
Liabilities in excess of other assets — (3.81)%		(11,359,335)
NET ASSETS — 100.00%		$297,837,468

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Principal amount denoted in Euros.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(g)	Perpetual security with no stated maturity date.
(h)	Principal amount denoted in British Pounds.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Foreign currency exchange contracts as of December 31, 2021:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	850,000	USD	960,282	Citibank N.A.	1/25/22	$7,927
USD	1,194,328	EUR	1,026,986	Citibank N.A.	1/25/22	24,518
USD	549,246	EUR	472,264	Citibank N.A.	1/25/22	11,304
USD	581,226	EUR	499,750	Citibank N.A.	1/25/22	11,976
USD	892,113	EUR	775,000	Citibank N.A.	1/25/22	9,334
USD	2,702,248	GBP	1,965,000	Citibank N.A.	1/25/22	42,679
						$107,738

EUR	350,000	USD	408,571	Citibank N.A.	1/25/22	$(9,896)

Total						$97,842
Financial futures contracts as of December 31, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	5	March 2022	$16,845	EUR	$969,997	Citigroup Global Markets, Inc.
10 Year U.S. Ultra Treasury Bond	71	March 2022	(95,977)	USD	10,397,063	Citigroup Global Markets, Inc.
5 Year Euro-Bobl	6	March 2022	8,328	EUR	905,006	Citigroup Global Markets, Inc.
Total			$(70,804)

Abbreviations used are defined below:
Bobl - German Bundesobligationen
EUR - Euro
GBP - United Kingdom Pound Sterling
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Consumer, Cyclical	28.57%
Communications	17.67%
Consumer, Non-cyclical	15.71%
Industrial	12.83%
Financial	9.44%
Basic Materials	7.37%
Energy	4.53%
Utilities	1.18%
Technology	1.08%
Other*	1.62%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.